RENTAL DEPOSIT (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
RENTAL DEPOSIT (Details Narrative)
Rental deposit	$ 219,020	$ 219,895
Tenancy period	5 years